Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity method investments consist of the following:

	December 31,
	2014	2013
	(in millions)
Operating equity method investments	$377.6	$379.7
Non-operating equity method investments	483.9	546.3
Investments in and advances to affiliates	$861.5	$926.0

Schedule of combined results of operations and financial position for operating equity method investments
The combined results of operations and financial position for our operating equity method investments are summarized below:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Summarized statement of operations information:
Net sales	$309.9	$323.7	$320.9
Net earnings	$89.4	$102.7	$97.3
Equity in earnings of operating affiliates	$43.1	$41.7	$47.0

	December 31,
	2014	2013
	(in millions)
Summarized balance sheet information:
Current assets	$111.2	$84.3
Noncurrent assets	130.5	147.3
Total assets	$241.7	$231.6
Current liabilities	$39.4	$36.5
Noncurrent liabilities	22.0	25.0
Equity	180.3	170.1
Total liabilities and equity	$241.7	$231.6

Schedule of combined results of operations and financial position for non-operating equity method investments
The combined results of operations and financial position of our non-operating equity method investments are summarized below:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Summarized statement of operations information:
Net sales	$2,005.2	$2,489.1	$2,751.6
Net earnings	$80.0	$43.0	$141.9
Equity in earnings of non-operating affiliates—net of taxes	$22.5	$9.6	$58.1

	December 31,
	2014	2013
	(in millions)
Summarized balance sheet information:
Current assets	$499.8	$540.3
Noncurrent assets	298.2	319.3
Total assets	$798.0	$859.6
Current liabilities	$290.7	$310.6
Noncurrent liabilities	186.9	168.9
Equity	320.4	380.1
Total liabilities and equity	$798.0	$859.6